Convertible loans (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended
	Jul. 11, 2023 SGD ($) $ / shares shares	Apr. 30, 2024 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Convertible loan			$ 1,746	$ 2,303	$ 5,094
Third Parties [Member]
Convertible loan			$ 1,478	$ 1,950	$ 5,200
Third Parties [Member] | Ryde Technologies Pte Ltd [Member]
Convertible loan | $	$ 1,950
Debt conversion amount | $	$ 3,250
Debt conversion shares issued	1,155,350
Debt conversion price per share | $ / shares	$ 2.81
Ordinary share percentage	7.14%
Common Class A [Member] | Third Parties [Member]
Debt conversion shares issued	1,155,350
Common Class A [Member] | Subsequent Event [Member]
Number of shares issued to noteholders		68,478